Share-Based Compensation - Summary of Share-based Compensation Plans (Parenthetical) (Details)	May 15, 2016
Stock Based Compensation [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Spin-off Adjustment, Conversion Factor	1.12